Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Aug. 02, 2015	Feb. 01, 2015
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consists of the following as of:

	AUGUST 2, 2015	FEBRUARY 1, 2015
Credit facility - term	$150,000	$—
Credit facility - revolver	211,000	—
July 2014 credit facility	—	430,000

Total debt outstanding	361,000	430,000
Less:
Unamortized debt discount	—	(980)
Current installments	(7,500)	—

Long-term debt, less current installments, net of unamortized discount	$353,500	$429,020

Long-term debt consisted of the following as of:

	FEBRUARY 1, 2015	FEBRUARY 2, 2014
New senior secured credit facility—term	$430,000	$—
Repaid Debt:
Senior secured credit facility—term	—	144,375
Senior notes	—	200,000
Senior discount notes	—	180,790

Total debt outstanding	430,000	525,165
Less:
Unamortized debt discount—new senior secured credit facility	(980)	—
Unamortized debt discount—senior secured credit facility	—	(550)
Unamortized debt discount—senior discount notes	—	(38,938)
Current installments	—	(1,500)

Long-term debt, less current installments, net of unamortized discount	$429,020	$484,177

Proceed from New Senior Secured Credit Facility

Proceeds from the new senior secured credit facility were used as follows:

Repayment of Dave & Buster’s, Inc. senior credit facility
Outstanding principal	$143,509
Accrued and unpaid interest	460
Legal expenses	41

144,010

Repayment of Dave & Buster’s, Inc. 11% senior notes
Outstanding principal	200,000
Accrued and unpaid interest	3,239
Premium for early redemption	11,000
Additional interest paid to trustee	1,833

216,072

Repayment of Dave & Buster’s Parent, Inc. (now known as D&B Entertainment) 12.25% senior discount notes
Issue price outstanding, net of original issue discount	100,000
Previously accreted interest expense	41,852
Current year interest accretion included in interest expense, net	8,341
Premium for early redemption	4,646
Additional interest paid to trustee	1,478

156,317

Total payments to retire prior debt	516,399

Payments of costs associated with new debt issuance	8,212
Administrative fee paid to administrative agent	31

8,243

Retained cash	4,033

Total proceeds	$528,675

Loss on Debt Retirement

The loss on debt retirement is comprised of the following:

FISCAL YEAR ENDED FEBRUARY 1, 2015
Non-cash charges
Write-off of unamortized debt issuance cost—early prepayment	$1,347
Write-off of unamortized debt discount—early prepayment	239
Write-off of unamortized debt issuance cost—refinancing	6,559
Write-off of unamortized debt discount—refinancing	435

8,580

Direct costs associated with debt retirement
Premium for early redemption:
D&B Inc senior notes	11,000
D&B Entertainment senior discount notes	4,646
Additional interest paid to trustee:
D&B Inc senior notes	1,833
D&B Entertainment senior discount notes	1,478
Legal expenses	41

18,998

Loss on debt retirement	$27,578

Recorded Interest Expense, Net

The following tables set forth our recorded interest expense, net for the periods indicated:

	THIRTEEN WEEKS ENDED AUGUST 2, 2015	THIRTEEN WEEKS ENDED AUGUST 3, 2014
D&B Inc debt-based interest expense	$2,649	$7,110
D&B Entertainment note interest accretion	—	4,018
Amortization of issuance cost and discount	193	756
Gain on early collection on a note receivable	(493)	—
Interest income	(79)	(67)
Less capitalized interest	(47)	(133)

Total interest expense, net	$2,223	$11,684

	TWENTY-SIX WEEKS ENDED AUGUST 2, 2015	TWENTY-SIX WEEKS ENDED AUGUST 3, 2014
D&B Inc debt-based interest expense	$7,350	$14,173
D&B Entertainment note interest accretion	—	8,341
Amortization of issuance cost and discount	526	1,556
Gain on early collection of a note receivable	(493)	—
Interest income	(146)	(135)
Less capitalized interest	(364)	(239)

Total interest expense, net	$6,873	$23,696

The following tables set forth our recorded interest expense, net for the periods indicated:

	FISCAL YEAR ENDED FEBRUARY 1, 2015	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013
D&B Inc, old debt structure interest expense	$13,562	$29,675	$31,393
D&B Inc, new debt structure interest expense	11,455	—	—
D&B Entertainment interest accretion	8,341	15,881	14,141
Amortization of issuance cost and discount	2,295	3,189	2,946
Interest income	(329)	(334)	(336)
Less capitalized interest	(535)	(602)	(510)

Total interest expense, net	$34,789	$47,809	$47,634

Future Debt Payment Obligation

Future debt obligations—The following table sets forth our future debt principal payment obligations as of:

AUGUST 2, 2015
1 year or less	$7,500
2 years	7,500
3 years	7,500
4 years	7,500
5 years	331,000
Thereafter	—

Total future payments	$361,000

Future debt obligations—The following table sets forth our future debt principal payment obligations as of:

FEBRUARY 1, 2015
1 year or less	$—
2 years	—
3 years	—
4 years	—
5 years	—
Thereafter	430,000

Total future payments	$430,000